Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

12. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Logistics expenses accruals	365,686	303,880
Advances from customers	63,677	120,858
Outsourced labor cost payable	107,524	74,698
Salary and welfare payable	128,064	223,843
Professional fee accruals	16,116	24,786
Marketing expenses accruals	94,605	177,084
Other tax payable	25,783	10,567
Sales return accrual	3,973	1,497
Consideration payable	97,118	75,453
Others	81,973	12,874

Accrued expenses and other current liabilities	984,519	1,025,540